Subsidiary Guarantor Information (Tables)	6 Months Ended
Jun. 30, 2023
Supplemental Information [abstract]
Summary of Principal Amount Outstanding of Registered Debt Securities
The following table sets forth, as of June 30, 2023, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:

Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S.$)
6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	U.S.$	1,750,000
6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	491,175
8.625% Guaranteed Bonds due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	63,705
9.500% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	168,625
The following table sets forth, as of June 30, 2023, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S.$)
9.500% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	96,718
4.875% Notes due 2024	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	844,175
6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	999,000
6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,521
5.500% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	640,357
6.375% Bonds due 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,199,747
5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	626,143
4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,124,403
4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	635,449
6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,502,771
4.625% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	895,444
6.750% Bonds due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,548,156
5.350% Notes due 2028	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,976,720
6.350% Bonds due 2048	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,574,041
6.500% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	4,006,043
5.950% Notes due 2031	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,777,381

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S.$)
6.490% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,538,374
6.840% Notes due 2030	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,345,538
6.950% Bonds due 2060	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,796,812
7.690% Bonds due 2050	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	8,047,831
6.500% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,204,708
6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836
8.750% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,908,685
6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,779,842

Supplemental Statement of Financial Position
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of June 30, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	13,449,953	Ps.	13,035,929	Ps.	37,629,318	Ps.	—	Ps.	64,115,200
Trade and other accounts receivable, derivative financial instruments and other current assets	45,494,295		159,384,502		97,315,803		—		302,194,600
Accounts receivable—inter-company	1,441,448,379		1,100,304,429		159,810,692		(2,701,563,500)		—
Inventories	2,062,759		71,239,937		39,099,315		—		112,402,011
Total current assets	1,502,455,386		1,343,964,797		333,855,128		(2,701,563,500)		478,711,811
Long-term receivables—intercompany	1,321,697,139		—		1,100,801		(1,322,797,940)		—
Investments in joint ventures and associates	(1,143,521,446)		260,075,333		224,794,947		660,438,648		1,787,482
Wells, pipelines, properties, plant and equipment-net	6,766,117		1,053,534,069		271,119,619		—		1,331,419,805
Long-term notes receivables	—		1,169,133		203,205		—		1,372,338
Right of use	1,336,586		43,038,014		3,095,300		—		47,469,900
Deferred taxes	52,304,373		109,798,541		5,822,206		—		167,925,120
Intangible assets	229,487		21,334,206		1,058,687		—		22,622,380
Mexican Government Bonds	52,869,024		—		—		—		52,869,024
Other assets	—		2,725,841		19,015,171		—		21,741,012
Total assets	Ps.	1,794,136,666	Ps.	2,835,639,934	Ps.	860,065,064	Ps.	(3,363,922,792)	Ps.	2,125,918,872
Liabilities
Current liabilities
Current portion of long-term debt	Ps.	455,756,643	Ps.	18,888,740	Ps.	41,810,433	Ps.	—	Ps.	516,455,816
Accounts payable—inter-company	1,372,320,401		1,232,761,337		96,411,470		(2,701,493,208)		—
Other current liabilities	38,764,449		370,931,458		69,717,576		—		479,413,483
Total current liabilities	1,866,841,493		1,622,581,535		207,939,479		(2,701,493,208)		995,869,299
Long-term debt	1,322,067,362		18,892,490		29,201,288		—		1,370,161,140
Long-term payables—inter-company	—		1,321,697,143		1,171,090		(1,322,868,233)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	326,120,130		1,134,140,214		20,846,542		—		1,481,106,886
Total liabilities	3,515,028,985		4,097,311,382		259,158,399		(4,024,361,441)		3,847,137,325
Equity (deficit), net	(1,720,892,319)		(1,261,671,448)		600,906,665		660,438,649		(1,721,218,453)
Total liabilities and equity	Ps.	1,794,136,666	Ps.	2,835,639,934	Ps.	860,065,064	Ps.	(3,363,922,792)	Ps.	2,125,918,872
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2022

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	14,809,052	Ps.	11,293,133	Ps.	38,312,326	Ps.	—	Ps.	64,414,511
Trade and other accounts receivable, derivative financial instruments and other current assets	61,562,752		197,610,993		78,288,125		—		337,461,870
Accounts receivable—inter-company	1,466,391,747		1,158,552,905		178,769,205		(2,803,713,857)		—
Inventories	1,695,679		79,127,255		45,195,463		—		126,018,397
Total current assets	1,544,459,230		1,446,584,286		340,565,119		(2,803,713,857)		527,894,778
Long-term receivables—intercompany	1,511,328,178		—		1,361,639		(1,512,689,817)		—
Investments in joint ventures and associates	(1,203,291,062)		269,011,476		231,429,045		704,894,507		2,043,966
Wells, pipelines, properties, plant and equipment-net	6,832,860		1,089,869,156		272,048,834		—		1,368,750,850
Long-term notes receivables	—		1,334,126		—		—		1,334,126
Right of use	1,631,407		44,352,154		3,537,286		—		49,520,847
Deferred taxes	51,156,380		113,857,491		6,618,687		—		171,632,558
Intangible assets	149,947		28,673,801		1,201,186		—		30,024,934
Mexican Government Bonds	63,653,260		—		—		—		63,653,260
Other assets	—		2,320,594		28,382,131		—		30,702,725
Total assets	Ps.	1,975,920,200	Ps.	2,996,003,084	Ps.	885,143,927	Ps.	(3,611,509,167)	Ps.	2,245,558,044
Liabilities
Current liabilities
Current portion of long-term debt	Ps.	398,101,726	Ps.	20,438,040	Ps.	47,407,917	Ps.	—	Ps.	465,947,683
Accounts payable—inter-company	1,423,626,118		1,293,390,155		86,538,902		(2,803,555,175)		—
Other current liabilities	31,085,188		346,977,135		85,727,252		—		463,789,575
Total current liabilities	1,852,813,032		1,660,805,330		219,674,071		(2,803,555,175)		929,737,258
Long-term debt	1,573,359,790		22,496,110		29,660,413		—		1,625,516,313
Long-term payables—inter-company	—		1,511,403,321		1,445,177		(1,512,848,498)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	318,280,995		1,124,420,120		16,425,583		—		1,459,126,698
Total liabilities	3,744,453,817		4,319,124,881		267,205,244		(4,316,403,673)		4,014,380,269
Equity (deficit), net	(1,768,533,617)		(1,323,121,797)		617,938,683		704,894,506		(1,768,822,225)
Total liabilities and equity	Ps.	1,975,920,200	Ps.	2,996,003,084	Ps.	885,143,927	Ps.	(3,611,509,167)	Ps.	2,245,558,044

Supplemental Statement of Comprehensive Income
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the six-month period ended June 30, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net revenues	Ps.	—	Ps.	964,612,744	Ps.	535,421,693	Ps.	(669,541,501)	Ps.	830,492,936
Services income	45,035,270		58,406,395		8,823,442		(110,162,204)		2,102,903
Total revenues	45,035,270		1,023,019,139		544,245,135		(779,703,705)		832,595,839
(Impairment) of wells, pipelines, properties, plant and equipment	—		(66,084,491)		—		—		(66,084,491)
Cost of sales	460,531		842,537,312		523,106,568		(733,559,272)		632,545,139
Gross income	44,574,739		114,397,336		21,138,567		(46,144,433)		133,966,209
Total general expenses	38,149,619		89,782,055		5,019,445		(45,977,299)		86,973,820
Other revenues (expenses), net	632,971		6,831,617		1,864,792		170,720		9,500,100
Operating income	7,058,091		31,446,898		17,983,914		3,586		56,492,489
Financing cost, net	(29,017,169)		(31,880,276)		(2,866,917)		(3,585)		(63,767,947)
Foreign exchange income (loss), net	(10,448,807)		236,709,116		4,415,823		—		230,676,132
Profit (loss) sharing in joint ventures and associates	113,450,915		2,500,777		31,397,239		(147,196,962)		151,969
Income (loss) before duties, taxes and other	81,043,030		238,776,515		50,930,059		(147,196,961)		223,552,643
Total taxes, duties and other	(1,147,993)		141,775,172		766,309		—		141,393,488
Net income for the year	82,191,023		97,001,343		50,163,750		(147,196,961)		82,159,155
Total other comprehensive result					(52,255,383)		—		(52,255,383)
Total comprehensive income (loss)	Ps.	82,191,023	Ps.	97,001,343	Ps.	(2,091,633)	Ps.	(147,196,961)	Ps.	29,903,772
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the six-month period ended June 30, 2022

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net revenues	Ps.	—	Ps.	1,443,712,261	Ps.	721,806,074	Ps.	(931,687,998)	Ps.	1,233,830,337
Services income	38,006,945		45,227,103		6,979,448		(86,945,780)		3,267,716
Total revenues	38,006,945		1,488,939,364		728,785,522		(1,018,633,778)		1,237,098,053
(Impairment) of wells, pipelines, properties, plant and equipment	—		63,845,672		282,438		—		64,128,110
Cost of sales	557,103		1,077,349,334		702,287,493		(981,395,847)		798,798,083
Gross income	37,449,842		475,435,702		26,780,467		(37,237,931)		502,428,080
Total general expenses	35,617,276		76,863,490		5,908,946		(37,168,849)		81,220,863
Other revenues (expenses), net	(139,960)		4,115,267		16,575,719		82,442		20,633,468
Operating income	1,692,606		402,687,479		37,447,240		13,360		441,840,685
Financing cost, net	(20,819,565)		(45,890,002)		(4,728,572)		(13,359)		(71,451,498)
Foreign exchange income (loss), net	(2,072,184)		82,984,658		537,697		—		81,450,171
Profit (loss) sharing in joint ventures and associates	267,989,641		(63,898)		59,705,752		(327,470,347)		161,148
Income (loss) before duties, taxes and other	246,790,498		439,718,237		92,962,117		(327,470,346)		452,000,506
Total taxes, duties and other	(1,126,984)		206,112,571		(634,188)		—		204,351,399
Net income for the year	247,917,482		233,605,666		93,596,305		(327,470,346)		247,649,107
Total other comprehensive result	35,179,430		123,195,199		(19,137,957)		—		139,236,672
Total comprehensive income (loss)	Ps.	283,096,912	Ps.	356,800,865	Ps.	74,458,348	Ps.	(327,470,346)	Ps.	386,885,779

Supplemental Statement of Cash Flows
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the six-month period ended June 30, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net income (loss)	Ps.	82,191,023	Ps.	97,001,343	Ps.	50,163,750	Ps.	(147,196,961)	Ps.	82,159,155
Income taxes and duties	(1,147,993)		141,775,172		766,309		—		141,393,488
Depreciation and amortization of wells, pipelines, properties, plant and equipment	283,832		54,269,423		2,237,923		—		56,791,178
Amortization of intangible assets	148,197		10,213		37,686		—		196,096
Impairment of wells, pipelines, properties, plant and equipment	—		66,084,491		—		—		66,084,491
Capitalized unsuccessful wells	—		1,437,971		—		—		1,437,971
Unsuccessful wells from intangible assets	—		15,667,953		—		—		15,667,953
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	14		1,266,601		2,188,331		—		3,454,946
Depreciation of rights of use	294,821		1,912,430		178,326		—		2,385,577
Cancellation of leases	(124,191)		—		1,512		—		(122,679)
Discount rate of reserve for well abandonment	—		2,024,600		—		—		2,024,600
Loss (profit) sharing in joint ventures and associates	(113,450,915)		(2,001,116)		(29,884,071)		145,184,133		(151,969)
Unrealized foreign exchange loss (income)	(190,694,401)		(15,016,726)		(7,084,940)		—		(212,796,067)
Interest expense	65,163,379		6,312,376		3,305,062		—		74,780,817
Interest income	(5,953,863)		(1,679,381)		(591,287)		—		(8,224,531)
Duties and taxes	370,291		(91,561,760)		(1,820,648)		—		(93,012,117)
Accounts receivable, inventories, accounts payable, DFIs and provisions	6,637,569		32,450,467		(26,722,671)		—		12,365,365
Employee benefits	8,076,244		21,866,558		28,910		—		29,971,712
Inter-company charges and deductions	(27,299,944)		33,634,743		40,121,439		(46,456,238)		—
Cash flows from (used in) operating activities	(175,505,937)		365,455,358		32,925,631		(48,469,066)		174,405,986
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(671,888)		(102,774,574)		(35,080,639)		—		(138,527,101)
Other assets and other receivables	1,287,803		1,965,057		8,475,608		—		11,728,468
(Increase) decrease due to Inter-company investing	243,312,338		—		260,838		(243,573,176)		—
Cash flows (used in) from investing activities	243,928,253		(100,809,517)		(26,344,193)		(243,573,176)		(126,798,633)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	17,700,000		—		—		—		17,700,000
Collection and interest collected from the Mexican Government	32,449,191		—		—		—		32,449,191
Lease payments of principal and interest	(331,046)		(3,243,395)		(400,933)		—		(3,975,374)
Loans obtained from financial institutions	186,742,632		16,948,432		227,968,789		—		431,659,853
Debt payments, principal only	(184,323,260)		(21,434,858)		(231,080,707)		—		(436,838,825)
Interest paid	(70,713,213)		(4,838,220)		541,505		—		(75,009,928)
Inter-company increase (decrease) financing	(51,305,719)		(250,335,004)		9,598,481		292,042,242		—
Net cash flows from (used in) financing activities:	(69,781,415)		(262,903,045)		6,627,135		292,042,242		(34,015,083)
Net increase (decrease) in cash and cash equivalents	(1,359,099)		1,742,796		13,208,573		—		13,592,270
Effects of foreign exchange on cash balances	—		—		(13,891,581)		—		(13,891,581)
Cash and cash equivalents at the beginning of the year	14,809,052		11,293,133		38,312,326		—		64,414,511
Cash and cash equivalents at the end of the year	Ps.	13,449,953	Ps.	13,035,929	Ps.	37,629,318	Ps.	—	Ps.	64,115,200

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the six-month period ended June 30, 2022

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net income	Ps.	247,917,481	Ps.	233,605,670	Ps.	93,596,303	Ps.	(327,470,347)	Ps.	247,649,107
Income taxes and duties	(1,126,984)		206,112,571		(634,188)		—		204,351,399
Depreciation and amortization of wells, pipelines, properties, plant and equipment	282,795		65,843,669		3,287,529		—		69,413,993
Amortization of intangible assets	90,962		11,315		27,338		—		129,615
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment	—		(63,845,672)		(282,438)		—		(64,128,110)
Capitalized unsuccessful wells	—		6,716,632		—		—		6,716,632
Unsuccessful wells from intangible assets	—		4,539,894		—		—		4,539,894
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	370,097		724,903		919,611		—		2,014,611
Depreciation of rights of use	33,486		2,366,899		394,837		—		2,795,222
(Gains) on bargain purchase of business acquisition	—		—		(1,271,188)		—		(1,271,188)
Reclassification of translation effect	—		—		(10,383,296)		—		(10,383,296)
Unrealized foreign exchange loss of reserve for well abandonment	—		1,614,548		—		—		1,614,548
(Profit) sharing in joint ventures and associates, net	(330,165,023)		(2,227)		(158,921)		330,165,023		(161,148)
Unrealized foreign exchange (income)	(73,703,064)		(4,295,069)		(2,030,093)		—		(80,028,226)
Interest expense	59,059,878		3,265,559		1,921,618		—		64,247,055
Interest income	(5,876,560)		(11,383,187)		(44,963)		—		(17,304,710)
Duties and taxes	(10,851,498)		(193,586,129)		837,675		—		(203,599,952)
Accounts receivable, inventories, accounts payable, DFIs and provisions	60,410,925		(65,380,653)		(73,693,349)		—		(78,663,077)
Employee benefits	11,840,994		17,460,537		38,577		—		29,340,108
Inter-company charges and deductions	668,386,708		(201,809,802)		15,295,044		(481,871,950)		—
Cash flows from (used in) operating activities	626,670,197		1,959,458		27,820,096		(479,177,274)		177,272,477
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(305,827)		(93,002,643)		(45,871,778)		—		(139,180,248)
Other assets and other receivables	710,592		1,795,627		(43,101,317)		—		(40,595,098)
(Increase) decrease due to Inter-company investing	47,828,170		—		300,081		(48,128,251)		—
Cash flows (used in) from investing activities	48,232,935		(91,207,016)		(88,673,014)		(48,128,251)		(179,775,346)
Financing activities:
Increase in equity due to Certificates of Contribution “A” and proceeds from FONADIN grants	113,437,539		—		—		—		113,437,539
Collection and interest collected from the Mexican Government	3,411,432		—		—		—		3,411,432
Lease payments of principal and interest	(200,877)		(4,797,046)		(398,194)		—		(5,396,117)
Loans obtained from financial institutions	166,249,869		—		349,427,981		—		515,677,850
Debt payments, principal only	(212,579,746)		(15,559,285)		(337,462,598)		—		(565,601,629)
Interest paid	(64,812,821)		(2,033,767)		(209,615)		—		(67,056,203)
Inter-company increase (decrease) financing	(697,735,211)		118,779,986		51,649,700		527,305,525		—
Net cash flows from (used in) financing activities:	(692,229,815)		96,389,888		63,007,274		527,305,525		(5,527,128)
Net increase (decrease) in cash and cash equivalents	(17,326,683)		7,142,330		2,154,356		—		(8,029,997)
Effects of foreign exchange on cash balances	—		—		(3,544,233)		—		(3,544,233)
Cash and cash equivalents at the beginning of the year	34,690,405		6,157,869		35,658,173		—		76,506,447
Cash and cash equivalents at the end of the year	Ps.	17,363,722	Ps.	13,300,199	Ps.	34,268,296	Ps.	—	Ps.	64,932,217